STOCKHOLDERS' DEFICIT AND STOCK-BASED COMPENSATION - Stock Options Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of options
Beginning balance (in shares)	5,832,519	6,207,149	7,607,366	4,331,494
Granted (in shares)	237,500	1,307,713	1,172,294	4,342,214
Exercised (in shares)		(351,462)	(52,435)	(105,867)
Forfeited (in shares)	(164,235)	(1,330,881)	(2,520,076)	(960,475)
Ending balance (in shares)	5,905,784	5,832,519	6,207,149	7,607,366	4,331,494
Vested and expected to vest (in shares)	5,905,784	5,832,519
Exercisable (in shares)	4,282,866	3,872,121
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 3.30	$ 3.13	$ 2.94	$ 2.43
Granted (in dollars per share)	10.00	4.93	3.16	3.37
Ending balance (in dollars per share)	3.56	3.30	$ 3.13	$ 2.94	$ 2.43
Vested and expected to vest (in dollars per share)	3.56	3.30
Exercisable (in dollars per share)	$ 3.00	$ 1.35
Weighted Average Remaining Contractual Life
Options outstanding, weighted average remaining contractual life	5 years 6 months 21 days	5 years 7 months 13 days	7 years 3 months 18 days	8 years 2 months 1 day	7 years 7 months 2 days
Granted , weighted average remaining contractual life	9 years 11 months 15 days
Options vested and expected to vest, outstanding, weighted average remaining contractual life	5 years 6 months 21 days	5 years 7 months 13 days
Options exercisable, weighted average remaining contractual life	4 years 5 months 23 days	4 years 7 months 17 days